Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss for the period	$ (2,243,859)	$ (1,745,073)	$ (3,789,246)	$ (3,619,350)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	3,974	11,922	7,904	58,928
Depreciation	26,570	26,598	53,286	53,195
Gain on marketable equity securities	(34,024)	(2,404)	(54,823)	(43,407)
Gain on sale of equipment		(78,277)		(78,277)
Changes in non-cash working capital:
Decrease in income tax receivable	591,735		591,735
Net increase in prepaid expense and other	(892,731)	(845,698)	(600,742)	(572,897)
Net increase (decrease) in payables and accrued expenses	525,853	(106,433)	674,257	(48,505)
Net cash used in operating activities	(2,022,482)	(2,739,365)	(3,117,629)	(4,250,313)
Cash Flows from Investing Activities:
Proceeds from sale of property, plant and equipment		167,459		167,459
Net cash provided by investing activities		167,459		167,459
Cash Flows from Financing Activities:
Net cash used in financing activities
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(2,022,482)	(2,571,906)	(3,117,629)	(4,082,854)
Cash and cash equivalents - beginning of period	48,022,483	55,904,402	49,117,630	57,415,350
Cash and cash equivalents - end of period	$ 46,000,001	$ 53,332,496	$ 46,000,001	$ 53,332,496